Loans and Allowance for Loan Losses - Credit risk profile of the company's loan portfolio based on rating category and payment activity (Details 2) (Loans Receivable, USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 184,054,541	$ 177,086,150
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	44,286,657	41,386,147
1-4 family | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,061,498	38,123,451
1-4 family | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	775,545	1,273,558
1-4 family | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	2,449,614	1,989,138
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	38,920,692	30,973,177
Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	36,489,660	28,283,081
Commercial Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	57,488	187,936
Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	2,373,544	2,502,160
Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	35,005,662	37,392,116
Agricultural Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	35,005,662	37,392,116
Agricultural Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Agricultural Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	29,946,928	29,046,437
Commercial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	29,231,227	28,301,663
Commercial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross		849
Commercial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	715,701	743,925
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,559,593	10,982,491
Agricultural business | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	10,559,593	10,982,491
Agricultural business | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Agricultural business | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,729,112	12,733,963
Home equity | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,215,416	11,919,440
Home equity | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	155,515	272,563
Home equity | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	358,181	541,960
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	13,605,897	14,571,819
Consumer | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	13,302,507	14,291,487
Consumer | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	68,480	111,945
Consumer | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 234,910	$ 168,387